Lease liabilities (Details) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2023		Dec. 31, 2022		Dec. 31, 2021
Lease liabilities.
Average term of lease agreements (in years)		12 years
Weighted average rate (%)		9.58%
Reconciliation of changes in lease liabilities
Opening balance		R$ 140,563		R$ 160,542
Additions for new lease agreements	[1]	21,103		12,002
Renegotiation		2,768
Cancelled contracts		(38,386)	[2]	(3,180)	[2]	R$ (381)
Interest		12,717		13,143
Payment of interest		(11,637)		(14,941)		(14,692)
Payment of principal		(30,471)		(27,003)		(21,998)
Closing balance		96,657		140,563		160,542
Current liabilities		17,078		23,151
Non-current liabilities		79,579		117,412
Total		R$ 96,657		140,563		R$ 160,542
Short-term lease period (in months)		12 months
Fixed and variable lease payments, including those related to short-term contracts and to low-value assets
Fixed Payments		R$ 42,108		41,944
Payments related to short-term contracts and low value assets, variable price contracts		23,943		18,312
Total		R$ 66,051		R$ 60,256

[1]	Refers to new lease agreement for the property used to offer preparatory course for university entrance exams (“Anglo course”), in the new location in São Paulo.
[2]	Refers to cancellated contract of the previous property used to offer Anglo course.